Item 1. Report to Shareholders

T. Rowe Price International Discovery Fund
--------------------------------------------------------------------------------
Certified Annual Report

     This report is certified under the Sarbanes-Oxley Act of 2002, which requires that public companies, including mutual funds, affirm that the information provided in their annual and semiannual shareholder reports fully and fairly represents their financial position.

T. Rowe Price International Discovery Fund
--------------------------------------------------------------------------------
Certified Annual Report

     Performance Comparison

     This chart shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The result is compared with benchmarks, which may include a broad-based market index and a peer group average or index. Market indexes do not include expenses, which are deducted from fund returns as well as mutual fund averages and indexes.


[Graphic Omitted]
INTERNATIONAL DISCOVERY FUND

As of 10/31/03
International Discovery Fund  $23,255
Citigroup Non-U,S, Extended Market Index  $14,990

                     Citigroup Non-US
                    Extended Market Index      International Discovery Fund
10/31/1993                   10000                         10000
10/31/1994                   11133.8                       10967.3
10/31/1995                   10610.5                       9535.46
10/31/1996                   11968.3                       10641.7
10/31/1997                   11580.8                       10822.1
10/31/1998                   11480.3                       10237.5
10/31/1999                   13590.6                       18643.7
10/31/2000                   13444.7                       26114.6
10/31/2001                   10897                         17784.6
10/31/2002                   10289                         14150.2
10/31/2003                   14990                         23254.6


     Average Annual Compound Total Return

     Periods Ended 10/31/03                  1 Year    5 Years    10 Years
     International Discovery Fund             64.34%     17.83%     8.81%
     MSCI EAFE Small Cap Index*               50.78       5.43      0.17
     Citigroup Non-U.S.
        Extended Market Index                 45.69       5.46      4.12
     Lipper International Small-Cap
        Funds Average                         47.55       8.90      8.17

     Returns do not reflect taxes that the shareholder may pay on fund distributions or the redemption of fund shares. Past performance cannot guarantee future results.

     *Principal return only

T. Rowe Price International Discovery Fund
--------------------------------------------------------------------------------
Certified Annual Report

     Dear Shareholder,

     We are pleased to report that your fund returned a strong 64.34% during the 12 months ended October 31, 2003. As you can see on the table on the preceding page, the fund outperformed its passive benchmark indices and its Lipper peer group over the period. Results reflect the strong performance of international small-cap stocks and good stock selection, especially in Europe.

     As you know, the fund's investment objective is long-term growth of capital through investment primarily in common stocks of rapidly growing, small to medium-sized companies outside the U.S. The fund is broadly diversified among developed and emerging markets but has a high-risk profile because of investments in small-caps and in some less-developed markets.

     International small-cap stocks, as measured by the MSCI EAFE Small Cap Index, posted stellar returns over the past year. By comparison, the broad MSCI EAFE Index, which tracks returns of developed markets worldwide, gained 27.57% during the period. Results were aided by a weakening U.S. dollar, which fell against most major currencies.

     The Market Performance table shows how major international stock markets performed over the past year. India, which represents 6.1% of the fund's net assets, rose sharply, gaining nearly 75%. Asian markets, including Taiwan, Japan, and South Korea, performed well. In Europe, Germany was a strong performer.

          MARKET PERFORMANCE

          12 Months                 Local       Local Currency        U.S.
          Ended 10/31/03         Currency     vs. U.S. Dollars     Dollars
          Australia                10.30%               27.85%      41.01%
          Finland                  -3.37                17.39       13.43
          France                    6.19                17.39       24.65
          Germany                  16.74                17.39       37.04
          India                    63.58                 6.66       74.48
          Japan                    19.51                11.44       33.18
          Malaysia                 29.04                 0.00       29.04
          South Korea              26.75                 2.96       30.50
          Taiwan                   38.66                 2.30       41.85
          United Kingdom           10.86                 8.47       20.25

          Source: RIMES Online, using MSCI indices.

     The Geographic Diversification table shows how the fund's assets were allocated as of the end of the reporting period and the year earlier. As you can see, our allocation to Europe dipped to 43.3% from 47.5% a year ago. We also slightly increased our holdings in Japan and the Far East.

     Finally, I'm sure you are aware that mutual fund companies have recently come under scrutiny for their trading policies. The investigations have led to allegations that executives of several mutual fund companies permitted or engaged in improper mutual fund trading. In addition, certain intermediaries that process fund transactions are alleged to have assisted some investors in executing improper mutual fund trades. I want T. Rowe Price shareholders to know that we emphatically condemn the abuses that have been revealed or alleged against other firms in our industry. Our firm has not entered and will not enter into any agreements with any investors or intermediaries that authorize after-hours trading or excessive short-term trading in any of our funds. T. Rowe Price investors can be assured that our firm unequivocally opposes illegal or inappropriate trading of any nature and has policies and procedures in place designed to protect the best interests of our long-term shareholders. No T. Rowe Price executives or portfolio managers or investment personnel of the


            Geographic Diversification
                                         Percent of Net Assets
            Periods Ended               10/31/02      10/31/03
            Europe                         47.5%         43.3%
            Far East                       27.4          28.1
            Japan                          17.8          18.8
            Other and Reserves              7.3           9.8



            [Grapahic Omitted]

            Sector Diversification
            ----------------------
            Consumer Discretionary                          26%
            Information Technology                          17%
            Industrials and Business Services               17%
            Financials                                      13%
            Health Care                                      8%
            Telecommunications Service                       5%
            Materials                                        4%
            Other and Reserves                              10%

     T. Rowe Price mutual funds have engaged in any inappropriate trading of T. Rowe Price mutual funds. You may find out more about our trading policies and the steps we take to protect your interests by visiting our Web site (troweprice.com). These policies are also spelled out in your fund's prospectus.

     Respectfully submitted,

     James S. Riepe
     Chairman
     November 20, 2003

T. Rowe Price International Discovery Fund
--------------------------------------------------------------------------------
Certified Annual Report

FINANCIAL HIGHLIGHTS            For a share outstanding throughout each period

                            Year
                           Ended
                        10/31/03   10/31/02   10/31/01   10/31/00   10/31/99
NET ASSET VALUE
Beginning of period    $   15.34   $  19.28   $  34.52   $  26.75   $  14.99

Investment activities
  Net investment
     income (loss)          0.08       0.01       0.06       0.06      (0.03)

  Net realized and
  unrealized gain
     (loss)                 9.79      (3.95)     (9.49)     10.39      12.09

  Total from
  investment
     activities             9.87      (3.94)     (9.43)     10.45      12.06

Distributions
  Net investment income         -          -          -          -     (0.01)

  Net realized gain             -          -     (5.83)     (2.81)     (0.30)

  Total distributions           -          -     (5.83)     (2.81)     (0.31)

  Redemption fees added
  to paid-in-capital            -          -      0.02       0.13       0.01

NET ASSET VALUE
End of period          $   25.21   $  15.34   $  19.28   $  34.52   $  26.75
                       ---------------------------------------------------------

Ratios/Supplemental Data

Total return^              64.34%    (20.44)%  (31.90)%     40.07%     82.11%

Ratio of total
expenses to
average net assets          1.41%      1.44%      1.38%      1.27%      1.42%

Ratio of net
investment income
(loss) to average
net assets                  0.46%      0.06%      0.25%      0.15%     (0.17)%

Portfolio turnover
    rate                   115.9%      93.9%      59.1%      81.0%      98.2%

Net assets,
end of period
(in thousands)         $  652,046  $ 359,514  $ 500,403  $ 905,387  $ 381,462

^ Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions and payment of no redemption or account fees.

The accompanying notes are an integral part of these financial statements.

T. Rowe Price International Discovery Fund
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Certified Annual Report                                      October 31, 2003

STATEMENT OF NET ASSETS ss.                             Shares         Value
                                                                In thousands

AUSTRALIA  5.6%
Common Stocks  5.6%
Aristocrat Leisure                                    4,502,000   $    7,556
Challenger Financial Services Group                   5,565,600        2,049
GRD NL                                                1,211,683        1,519
Independent Practitioner Network *                   36,682,400        1,637
Infomedia Limited                                     3,876,200        2,800
JB Hi-Fi  *                                             397,200          596
Mayne Group                                             943,200        2,431
Perilya Limited *                                     4,171,659        3,279
Promina Group                                           109,640          258
Repco *                                               1,092,000        2,049
Sons of Gwalia *                                      1,361,080        3,335
United Group                                            985,000        2,846
Worley Group, 144A                                    2,484,600        5,947
Total Australia (Cost $26,642)                                        36,302

BELGIUM  1.5%
Common Stocks  1.5%
Melexis                                                 368,787        4,038
UCB                                                     178,270        5,615
Total Belgium (Cost $6,775)                                            9,653

BERMUDA  1.7%
Common Stocks  1.7%
Grande Holdings (HKD)                                 1,704,000        1,799
GZI Transport (HKD)                                  12,082,000        3,616
Linmark Group (HKD)                                  10,067,000        4,050
Ngai Lik Industrial (HKD)                             4,970,000        1,855
Total Bermuda (Cost $9,393)                                           11,320

CAYMAN ISLANDs  1.0%
Common Stocks  1.0%
Guorun Holdings (HKD) *                              17,420,000        1,794
Harbin Brewery Group (HKD)                            3,416,000        1,605
tom.com (HKD) *                                      10,164,000   $    3,271
Total Cayman Islands (Cost $5,631)                                     6,670

CHINA  0.2%
Common Stocks  0.2%
Hainan Meilan Airport (HKD)                             530,000          365
Hainan Meilan Airport, 144A (HKD)                     1,492,000        1,028
Total China (Cost $1,003)                                              1,393

DENMARK  1.7%
Common Stocks  1.7%
Radiometer                                               79,625        4,807
Topdanmark *                                            125,000        6,209
Total Denmark (Cost $5,711)                                           11,016

FINLAND  3.5%
Common Stocks  3.5%
Elisa, Series A *                                       912,816       10,863
Rapala VMC                                            1,454,318        8,865
Vacon                                                   242,200        2,863
Total Finland (Cost $17,282)                                          22,591

FRANCE  4.3%
Common Stocks  4.3%
Boiron                                                  132,000        2,760
Camaieu                                                  38,010        2,864
Cegedim                                                  48,935        2,670
Clarins                                                   3,616          206
Ipsos                                                    33,627        2,835
Lectra *                                                702,100        5,470
Neopost                                                 150,059        7,441
Oeneo *                                                 369,428        1,098
Oeneo, Warrants, 8/26/06 *                              169,728           51
Spir Communication                                       33,388        2,892
Total France (Cost $23,502)                                           28,287

GERMANY  9.1%
Common Stocks  8.0%
AWD Holding                                             141,500   $    3,943
Boewe Systec                                             80,895        3,311
Dis Deutscher, 144A                                     325,000        7,358
Evotec OAI *                                            283,942        2,014
FJH                                                     228,424        6,163
GFK                                                     326,707        8,174
IDS Scheer                                               24,800          428
Medion                                                  162,493        7,211
MPC Muenchmeyer Petersen Capital                        197,777        5,004
Puma                                                     21,600        3,147
Stada Arzneimittel                                       77,801        4,028
Zapf Creation                                            45,530        1,409
                                                                      52,190

Preferred Stocks  1.1%
Draegerwerk                                              62,300        3,519
Rheinmetall                                             108,500        3,340
                                                                       6,859

Total Germany (Cost $45,332)                                          59,049

GREECE  0.5%
Common Stocks  0.5%
Folli-Follie                                            142,700        3,347
Total Greece (Cost $3,103)                                             3,347

HONG KONG  2.0%
Common Stocks  2.0%
Asia Aluminum Holdings                                9,630,000        1,909
China Insurance                                       2,762,000        1,849
Esprit Holdings                                         584,389        1,832
Giordano International                                3,978,000        1,792
Next Media *                                          6,442,000        2,737
Varitronix                                            2,728,000        2,897
Total Hong Kong (Cost $8,460)                                         13,016

INDIA  6.1%
Common Stocks  6.1%
Arvind Mills *                                        1,871,700   $    1,889
Bharti Tele-Ventures *                                2,987,000        5,942
Bombay Dyeing                                           748,000        2,078
HDFC Bank                                               515,000        3,611
Hindalco Industries                                      53,640        1,297
I-Flex Solutions, 144A *                                182,200        2,762
Indian Hotels                                           309,200        2,406
Kotak Mahindra Finance                                  314,000        2,366
Larsen & Toubro                                         282,200        2,531
Mahindra & Mahindra                                     372,900        2,807
Maruti Udyog *                                          397,600        2,841
Maruti Udyog (Restricted shares) *                      124,000          886
State Trading Corp of India                             254,400          758
Tata Motors                                             270,700        2,239
Tata Tea                                                273,800        1,595
Zee Telefilms                                         1,184,100        3,577
Total India (Cost $23,002)                                            39,585

INDONESIA  0.3%
Common Stocks  0.3%
Indocement Tunggal *                                  3,591,500          813
Indocement Tunggal, 144A *                              802,000          182
Semen Cibinong *                                     24,916,500        1,056
Total Indonesia (Cost $1,974)                                          2,051

IRELAND  1.0%
Common Stocks  1.0%
Icon ADR (USD) *                                        149,020        6,371
Total Ireland (Cost $2,176)                                            6,371

ISRAEL  1.2%
Common Stocks  1.2%
Partner Communications ADR (USD) *                    1,070,796        7,699
Total Israel (Cost $17,843)                                            7,699

ITALY  1.3%
Common Stocks  1.3%
ERG                                                     466,500   $    2,492
GranitiFiandre                                          382,200        3,501
Snia                                                  1,107,300        2,314
Total Italy (Cost $7,027)                                              8,307

JAPAN  18.8%
Common Stocks  18.8%
Aica Kogyo                                              358,000        3,492
Aioi Insurance                                          880,000        3,277
Arisawa Manufacturing                                   124,300        4,956
Bandai                                                  117,000        3,103
Central Glass                                           479,000        3,041
Chiyoda *                                               716,000        4,662
Chugoku Marine Paints                                   448,000        2,046
D&M Holdings *                                          343,000        1,371
Daiichikosho                                            110,200        5,855
Daimaru                                                 487,000        2,866
Faith                                                       306        2,487
Geo (New shares) *                                          413        1,767
Glory                                                    98,200        3,077
Gulliver International                                   29,300        1,836
Hitachi Construction Machinery                          256,000        3,334
Internet Initiative ADR (USD) *                         160,500          833
Kawasaki Kisen Kaisha                                 1,042,000        4,173
Kuroda Electric                                          85,600        2,698
Leopalace21                                             367,000        3,633
Milbon *                                                 27,900          659
Mitsui High-Tec                                         174,900        2,198
Mitsui Mining & Smelting                                797,000        3,185
Moshi Moshi Hotline                                      42,350        3,015
Nippon Electric Glass                                   134,000        2,458
Nissan Shatai                                           341,000        1,861

Nissen                                                  184,200   $    3,438
Oki Electric Industry *                               1,026,000        4,538
Okinawa Cellular Telephone                                  370        2,399
Okura Industrial *                                      209,000        1,841
Pasona *                                                    468        3,353
Privee Zurich Turnaround Group *                        106,000        2,243
Round One                                                   622        1,277
Round One (New shares) *                                    774        1,589
Ryobi *                                                 905,000        2,457
Sanei-International                                      76,400        1,700
SEIKO *                                                 352,000        1,816
Sumisho Auto Leasing                                      4,900          119
Sumisho Lease                                            82,900        2,545
Takamatsu *                                              71,700        1,335
Takara                                                  267,300        1,784
THK                                                     156,000        3,159
TMS Entertainment                                       362,000        1,624
Tomen Electronics                                        33,300        1,452
Touei Housing                                            34,400          664
Uniden                                                  233,000        4,422
United Arrows                                            87,800        3,923
USS                                                      41,390        2,936
Total Japan (Cost $94,963)                                           122,497

LIECHTENSTEIN  0.4%
Common Stocks  0.4%
Verwaltungs- und Privat- Bank (CHF)                      19,850        2,597
Total Liechtenstein (Cost $2,127)                                      2,597

MALAYSIA  2.9%
Common Stocks  2.9%
Arab Malaysian *                                      3,747,000        1,213
Berjaya Sports Toto                                     626,000          718
Berjaya Sports Toto, Series B *                         704,250          760

CIMB Berhad                                           1,608,800   $    1,939
Gamuda Berhad                                           848,000        1,696
Hong Leong Bank                                       1,915,000        2,746
IJM                                                     944,400        1,280
Magnum                                                3,139,000        2,338
MK Land Holdings                                      3,279,200        1,942
Pos Malaysia & Services Holdings                        848,400          371
SP Setia                                              2,477,999        2,347
Symphony House Berhad *                               3,429,500        1,742
Total Malaysia (Cost $16,064)                                         19,092

NETHERLANDS  2.0%
Common Stocks  2.0%
Crucell *                                               315,913        1,244
New Skies Satellites *                                  997,236        6,623
SNT Group *                                             129,678        1,942
Van der Moolen Holding                                  377,400        3,251
Total Netherlands (Cost $17,277)                                      13,060

NEW ZEALAND  0.8%
Common Stocks  0.8%
Fisher & Paykel Healthcare                              436,804        3,237
Sky Network Television *                                717,000        2,270
Total New Zealand (Cost $3,661)                                        5,507

NORWAY  0.5%
Common Stocks  0.5%
TGS Nopec Geophysical *                                 311,800        3,499
Total Norway (Cost $3,549)                                             3,499

SINGAPORE  1.7%
Common Stocks  1.7%
Creative Technology                                     205,600        2,139
Elec & Eltek (USD)                                      685,100        1,953
GES International                                     4,114,000        1,537

GP Batteries                                            478,000   $    1,055
Keppel                                                  958,000        3,276
SIA Engineering                                       1,123,000        1,323
Total Singapore (Cost $9,102)                                         11,283

SOUTH KOREA  3.7%
Common Stocks  3.7%
Amorepacific                                             16,130        2,215
CJ Home Shopping                                         40,570        1,543
Handsome                                                211,960        1,476
Interflex                                               116,542        2,787
KEC                                                      54,650        1,810
Korea Electric Terminal                                  97,000        1,656
LG Ad                                                   154,900        2,598
LG Home Shopping                                         30,400        1,482
LG International                                        335,430        2,038
Lotte Chilsung Beverage                                   3,810        1,931
Lotte Confectionery                                       4,400        1,933
Pusan Bank                                              467,890        2,530
Total South Korea (Cost $22,951)                                      23,999

SPAIN  1.6%
Common Stocks  1.6%
Baron de Ley *                                           99,455        4,064
Corporacion Mapfre                                      506,791        6,308
Total Spain (Cost $5,942)                                             10,372

SWEDEN  2.1%
Common Stocks  2.1%
Bergman & Beving, Series B                              388,200        2,362
Gunnebo                                                  42,700          944
Observer                                                316,700        1,262
Proffice, Series B                                      992,400        2,886
Teleca, Series B                                      1,308,600        6,505
Total Sweden (Cost $12,064)                                           13,959

SWITZERLAND  1.9%
Common Stocks  1.9%
Converium Holding                                        92,170   $    4,534
Kaba Holding                                             12,273        2,092
Micronas Semiconductor Holding *                         95,100        3,946
TEMENOS Group *                                         353,559        1,943
Total Switzerland (Cost $11,767)                                      12,515

TAIWAN  2.7%
Common Stocks  2.7%
Acer                                                  1,598,681        2,356
Advantech                                             1,402,714        2,108
Anpec Eletronics                                        865,000        1,772
Basso Industry                                          516,000        1,034
Career Technology                                     1,657,000        2,247
Merry Electronics                                     1,669,000        2,705
TYC Brother Industrial                                1,272,600        1,804
Vanguard International Semiconductor *                9,816,000        3,342
Total Taiwan (Cost $16,240)                                           17,368

THAILAND  2.1%
Common Stocks  2.1%
Bangkok Bank NVDR *                                   1,820,000        3,922
Kasikornbank Public NVDR *                            3,887,000        4,116
Siam Commercial Bank *                                3,942,000        4,075
Sino-Thai Engineering & Construction *                3,990,300        1,700
Total Thailand (Cost $7,328)                                          13,813

UNITED KINGDOM  11.9%
Common Stocks  11.9%
Amlin                                                 1,225,200        3,013
Arena Leisure *                                       4,918,756        4,004
BRIT Insurance Holdings *                             2,676,800        3,439

Cairn Energy *                                          472,300   $    3,104
Carphone Warehouse                                    2,156,600        4,727
Collins Stewart Tullett *                               488,400        3,189
Eidos *                                               3,145,753        8,323
Expro International                                     575,900        2,710
Galen Holdings                                          493,790        6,314
Hiscox                                                  828,026        2,085
HIT Entertainment                                       699,154        3,249
Incepta Group                                         3,344,700        7,091
Marlborough Stirling *                                5,901,400        5,254
MFI Furniture Group *                                 1,875,800        5,162
NDS ADR (USD), Series A *                               142,422        2,494
PHS Group                                             4,126,600        6,054
Taylor Nelson                                           832,486        3,042
Wolfson Microelectronics *                              400,000        1,611
Wolfson Microelectronics, 144A *                        600,000        2,417
Total United Kingdom (Cost $66,485)                                   77,282

UNITED STATES  0.7%
Common Stocks  0.7%
deCODE GENETICS *                                       665,100        4,689
Total United States (Cost $2,702)                                      4,689

SHORT-TERM INVESTMENTS  4.8%
Money Market Funds  4.8%
T. Rowe Price Reserve Investment Fund, 1.10% #       31,441,243       31,441
Total Short-Term Investments (Cost $31,441)                           31,441

SECURITIES LENDING COLLATERAL  9.2%
Money Market Pooled Account  9.2%
Investment in money market pooled
account managed by
JP Morgan Chase Bank, London                         59,723,127       59,723
Total Securities Lending Collateral (Cost $59,723)                    59,723

 Total Investments in Securities
 108.8% of Net Assets (Cost $588,242)                             $  709,353

 Other Assets Less Liabilities
 including $59,723 obligation to return securities
 lending collateral                                                  (57,307)

 NET ASSETS                                                       $  652,046
                                                                  ----------
 Net Assets Consist of:

 Undistributed net investment income (loss)                       $    1,988

 Undistributed net realized gain (loss)                             (276,064)

 Net unrealized gain (loss)                                          120,703

 Paid-in-capital applicable to 25,865,395
 shares of $0.01 par value capital stock
 outstanding; 2,000,000,000 shares of the
 Corporation authorized                                              805,419

 NET ASSETS                                                       $  652,046
                                                                  ----------
 NET ASSET VALUE PER SHARE                                        $    25.21
                                                                  ----------

      #  Seven-day yield
      *  Non-income producing
   144A Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers -- total of such securities at period-end amounts to $19,694,000 and represents 3.0% of net assets
    ss. Denominated in currency of the country of incorporation unless otherwise noted
    ADR  American Depository Receipts
    CHF  Swiss franc
    HKD  Hong Kong dollar
   NVDR  Non Voting Depository Receipt
    USD  United States dollar

The accompanying notes are an integral part of these financial statements.

T. Rowe Price International Discovery Fund
--------------------------------------------------------------------------------
Certified Annual Report

STATEMENT OF OPERATIONS
In thousands
                                                                           Year
                                                                          Ended
                                                                       10/31/03
Investment Income (Loss)
Income
  Dividend (net of foreign taxes of $1,035)                           $   7,454

  Securities lending                                                        531

  Interest (net of foreign taxes of $1)                                      81

  Other                                                                      31

  Total income                                                            8,097

Expenses
  Investment management                                                   4,614

  Shareholder servicing                                                   1,088

  Custody and accounting                                                    260

  Prospectus and shareholder reports                                         63

  Legal and audit                                                            48

  Registration                                                               22

  Directors                                                                   8

  Miscellaneous                                                               6

  Total expenses                                                          6,109

Net investment income (loss)                                              1,988

Realized and Unrealized Gain (Loss)

Net realized gain (loss)
  Securities (including foreign tax refunds of $3)                       17,301

  Foreign currency transactions                                           1,314

  Net realized gain (loss)                                               18,615

Change in net unrealized gain (loss)
  Securities (net of increase in deferred foreign taxes of $311)        214,466

  Other assets and liabilities
  denominated in foreign currencies                                        (254)

  Change in net unrealized gain (loss)                                  214,212

Net realized and unrealized gain (loss)                                 232,827

INCREASE (DECREASE) IN NET
ASSETS FROM OPERATIONS                                                $ 234,815
                                                                      ---------

The accompanying notes are an integral part of these financial statements.

T. Rowe Price International Discovery Fund
--------------------------------------------------------------------------------
Certified Annual Report

STATEMENT OF CHANGES IN NET ASSETS
In thousands
                                                            Year
                                                           Ended
                                                        10/31/03     10/31/02
Increase (Decrease) in Net Assets
Operations
  Net investment income                                $   1,988    $     262

  Net realized gain (loss)                                18,615     (121,769)

  Change in net unrealized gain or loss                  214,212       26,151

  Increase (decrease) in net assets from operations      234,815      (95,356)

Capital share transactions *
  Shares sold                                            133,313       98,779

  Shares redeemed                                        (75,638)    (144,324)

  Redemption fees received                                    42           12

  Increase (decrease) in net assets from capital
  share transactions                                      57,717      (45,533)

Net Assets

Increase (decrease) during period                        292,532     (140,889)

Beginning of period                                      359,514      500,403

End of period                                          $ 652,046    $ 359,514
                                                       -------------------------
*Share information
  Shares sold                                              6,627        5,384
  Shares redeemed                                         (4,191)      (7,905)
  Increase (decrease) in shares outstanding                2,436       (2,521)

The accompanying notes are an integral part of these financial statements.

T. Rowe Price International Discovery Fund
--------------------------------------------------------------------------------
Certified Annual Report                                        October 31, 2003

NOTES TO FINANCIAL STATEMENTS

Note 1 - Significant Accounting Policies

     T. Rowe Price International Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The International Discovery Fund (the fund), a diversified, open-end management investment company, is one portfolio established by the corporation and commenced operations on December 30, 1988. The fund seeks long-term growth of capital through investments primarily in the common stocks of rapidly growing, small to medium-sized companies outside the U.S.

     The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management.

     Valuation
     The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Equity securities listed or regularly traded on a securities exchange or in the over-the-counter market are valued at the last quoted sale price, or official closing price for certain markets, at the time the valuations are made. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and ask prices for domestic securities and the last quoted sale price for international securities.

     Investments in mutual funds are valued at the mutual fund's closing net asset value per share on the day of valuation.

     Other investments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors.

     Most foreign markets close before the NYSE. Normally, developments that could affect the values of securities that occur between the close of a foreign market and the close of the NYSE will not be reflected in security valuations used by the fund to compute its share price. However, if developments are so significant that they will, in the judgment of the fund, clearly and materially affect security values, such valuations may be adjusted to reflect the estimated fair value of the securities as of the close of the NYSE, as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors.

     Currency Translation
     Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and ask prices of such currencies against U.S. dollars as quoted by a major bank. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is reflected as a component of security gains and losses.

     Redemption Fees
     A 2% fee is assessed on redemptions of fund shares held less than 1 year. Such fees are withheld from redemption proceeds and retained by the fund, and have the primary effect of increasing paid-in capital.

     Other
     Income and expenses are recorded on the accrual basis. Investment transactions are accounted for on the trade date. Realized gains and losses are reported on the identified cost basis. Dividend income and distributions to shareholders are recorded by the fund on the ex-dividend date. Dividends from mutual fund investments are reflected as dividend income; capital gain distributions from mutual fund investments are reflected as realized gain/loss. In the normal course of business, the fund enters into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is dependent on claims that may be made against the fund in the future and, therefore, cannot be estimated; however, based on experience, the risk of material loss from such claims is considered remote.

Note 2 - Investment Transactions

     Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund's prospectus and Statement of Additional Information.

     Emerging Markets
     At October 31, 2003, approximately 26% of the fund's net assets were invested in securities of companies located in emerging markets or denominated in the currencies of emerging market countries. Future economic or political developments could adversely affect the liquidity or value, or both, of such securities.

     Securities Lending
     The fund lends its securities to approved brokers to earn additional income. It receives as collateral cash and U.S. government securities valued at 102% to 105% of the value of the securities on loan. Cash collateral is invested in a money market pooled account managed by the fund's lending agent in accordance with investment guidelines approved by fund management. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities, as determined at the close of fund business each day; any additional collateral required due to changes in security values is delivered to the fund the next business day. Although risk is mitigated by the collateral, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities. Securities lending revenue recognized by the fund consists of earnings on invested collateral and borrowing fees, net of any rebates to the borrower and compensation to the lending agent. At October 31, 2003, the value of loaned securities was $57,072,000; aggregate collateral consisted of $59,723,000 in the money market pooled account and U.S. government securities valued at $1,263,000.

     Other
     Purchases and sales of portfolio securities, other than short-term securities, aggregated $526,578,000 and $477,765,000, respectively, for the year ended October 31, 2003.

Note 3 - Federal Income Taxes

     No provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains. Federal income tax regulations differ from generally accepted accounting principles; therefore, distributions determined in accordance with tax regulations may differ significantly in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. Financial records are not adjusted for temporary differences.

     There were no distributions in the year ended October 31, 2003. At October 31, 2003, the tax-basis components of net assets were as follows:

        Unrealized appreciation                            $ 151,430,000

        Unrealized depreciation                              (30,846,000)

        Net unrealized appreciation (depreciation)           120,584,000

        Undistributed ordinary income                          3,657,000

        Capital loss carryforwards                          (277,614,000)

        Paid-in capital                                      805,419,000

        Net assets                                         $ 652,046,000
                                                           -------------

     The fund intends to retain realized gains to the extent of available capital loss carryforwards for federal income tax purposes. In 2003, the fund utilized $16,727,000 of capital loss carryforwards. As of October 31, 2003, the fund had $155,920,000 of capital loss carryforwards that expire in 2009, and $121,694,000 that expire in 2010.

     For the year ended October 31, 2003, the fund recorded the following permanent reclassifications to reflect tax character. Results of operations and net assets were not affected by these reclassifications.

        Undistributed net realized gain                    $      (2,000)

        Paid-in capital                                            2,000

     At October 31, 2003, the cost of investments for federal income tax purposes was $588,361,000.

Note 4 - Foreign Taxes

     The fund is subject to foreign income taxes imposed by certain countries in which it invests. Foreign income taxes are accrued by the fund as a reduction of income.

     Gains realized upon disposition of Indian securities held by the fund are subject to capital gains tax in India, payable prior to repatriation of sale proceeds. The tax is computed on net realized gains, and realized losses in excess of gains may be carried forward eight years to offset future gains. In addition, the fund accrues a deferred tax liability for net unrealized gains on Indian securities. At October 31, 2003, the fund had a deferred tax liability of $311,000, and $2,372,000 of capital loss carryforwards that expire in 2010, and $1,592,000 that expire in 2011.

Note 5- Related Party Transactions

     The fund is managed by T. Rowe Price International, Inc. (the manager), a wholly owned subsidiary of T. Rowe Price Associates, Inc. (Price Associates), which is wholly owned by T. Rowe Price Group, Inc. The investment management agreement between the fund and the manager provides for an annual investment management fee, which is computed daily and paid monthly. The fee consists of an individual fund fee, equal to 0.75% of the fund's average daily net assets, and the fund's pro-rata share of a group fee. The group fee is calculated based on the combined net assets of certain mutual funds sponsored by Price Associates (the group) applied to a graduated fee schedule, with rates ranging from 0.48% for the first $1 billion of assets to 0.295% for assets in excess of $120 billion. The fund's portion of the group fee is determined by the ratio of its average daily net assets to those of the group. At October 31, 2003, the effective annual group fee rate was 0.32%, and investment management fee payable totaled $555,000.

     In addition, the fund has entered into service agreements with Price Associates and two wholly owned subsidiaries of Price Associates (collectively, Price). Price Associates computes the daily share price and maintains the financial records of the fund. T. Rowe Price Services, Inc., provides shareholder and administrative services in its capacity as the fund's transfer and dividend disbursing agent. T. Rowe Price Retirement Plan Services, Inc., provides subaccounting and recordkeeping services for certain retirement accounts invested in the fund. Expenses incurred pursuant to these service agreements totaled $807,000 for the year ended October 31, 2003, of which $72,000 was payable at period-end.

     The fund is also one of several mutual funds sponsored by Price Associates (underlying Price funds) in which the T. Rowe Price Spectrum Funds (Spectrum Funds) may invest. The Spectrum Funds do not invest in the underlying Price funds for the purpose of exercising management or control. Pursuant to a special servicing agreement, expenses associated with the operation of the Spectrum Funds are borne by each underlying Price fund to the extent of estimated savings to it and in proportion to the average daily value of its shares owned by the

     Spectrum Funds. Expenses allocated under this agreement are reflected as shareholder servicing expense in the accompanying financial statements. For the year ended October 31, 2003, the fund was allocated $12,000 of Spectrum Funds' expenses, of which $1,000 related to services provided by Price and $1,000 was payable at period-end. At October 31, 2003, approximately 0.5% of the outstanding shares of the fund were held by the Spectrum Funds.

     The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the Reserve Funds), open-end management investment companies managed by Price Associates. The Reserve Funds are offered as cash management options only to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates, and are not available to the public. The Reserve Funds pay no investment management fees. During the year ended October 31, 2003, dividend income from the Reserve Funds totaled $136,000.

T. Rowe Price International Discovery Fund
--------------------------------------------------------------------------------
Certified Annual Report

REPORT OF INDEPENDENT AUDITORS

To the Board of Directors of T. Rowe Price International Funds, Inc. and Shareholders of T. Rowe Price International Discovery Fund

     In our opinion, the accompanying statement of net assets and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of T. Rowe Price International Discovery Fund (one of the portfolios comprising T. Rowe Price International Funds, Inc., hereafter referred to as the "Fund") at October 31, 2003, and the results of its operations, the changes in its net assets and the financial highlights for each of the fiscal periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2003 by correspondence with the custodian, provide a reasonable basis for our opinion.

     PricewaterhouseCoopers LLP
     Baltimore, Maryland
     November 24, 2003

T. Rowe Price International Discovery Fund
--------------------------------------------------------------------------------
Certified Annual Report

TAX INFORMATION (UNAUDITED) FOR THE TAX YEAR ENDED 10/31/03

     We are providing this information as required by the Internal Revenue Code. The amounts shown may differ from those elsewhere in this report because of differences between tax and financial reporting requirements.

     For taxable non-corporate shareholders, $4,610,000 of the fund's distributed income and short-term capital gains represents qualified dividend income subject to the 15% rate category.

     The fund will pass through foreign source income of $4,610,000 and foreign taxes paid of $954,000.

T. Rowe Price International Discovery Fund
--------------------------------------------------------------------------------
Certified Annual Report

ABOUT THE FUND'S DIRECTORS AND OFFICERS

     Your fund is governed by a Board of Directors that meets regularly to review investments, performance, expenses, and other business matters, and is responsible for protecting the interests of shareholders. The majority of the fund's directors are independent of T. Rowe Price Associates, Inc. (T. Rowe Price); "inside" directors are officers of T. Rowe Price. The Board of Directors elects the fund's officers, who are listed in the final table. The business address of each director and officer is 100 East Pratt Street, Baltimore, MD 21202. The Statement of Additional Information includes additional information about the fund directors and is available without charge by calling a T. Rowe Price representative at 1-800-225-5132.

Independent Directors

Name                     Principal Occupation(s) During Past 5 Years and
(Date of Birth)          Directorships of Other Public Companies
Year Elected*

Anthony W. Deering       Director, Chairman of the Board, President, and
(1/28/45)                Chief Executive Officer, The Rouse Company, real
1991                     estate developers; Director, Mercantile Bank
                         (4/03 to present)

Donald W. Dick, Jr.      Principal, EuroCapital Advisors, LLC, an acquisition
(1/27/43)                and management advisory firm
1988

David K. Fagin           Director, Golden Star Resources Ltd., Canyon Resources
(4/9/38)                 Corp. (5/00 to present), and Pacific Rim Mining Corp.
2001                     (2/02 to present); Chairman and President, Nye Corp.

F. Pierce Linaweaver     President, F. Pierce Linaweaver & Associates, Inc.,
(8/22/34)                consulting environmental and civil engineers
2001

John G. Schreiber        Owner/President, Centaur Capital Partners, Inc., a
(10/21/46)               real estate investment company; Senior Advisor and
2001                     Partner, Blackstone Real Estate Advisors, L.P.;
                         Director, AMLI Residential Properties Trust, Host
                         Marriott Corp., and The Rouse Company

Hubert D. Vos            Owner/President, Stonington Capital Corp., a
(8/2/33)                 private investment company
2001

Paul M. Wythes           Founding Partner, Sutter Hill Ventures, a venture
(6/23/33)                capital limited partnership, providing equity
1996                     capital to young high-technology companies throughout
                         the United States; Director, Teltone Corp.

*Each independent director oversees 106 T. Rowe Price portfolios and serves until retirement, resignation, or election of a successor.

T. Rowe Price International Discovery Fund
--------------------------------------------------------------------------------
Certified Annual Report

Inside Directors

Name
(Date of Birth)
Year Elected*
[Number of T.Rowe Price  Principal Occupation(s) During Past 5 Years and
Portfolios Overseen]     Directorships of Other Public Companies

James S. Riepe           Director and Vice President, T. Rowe Price; Vice
(6/25/43)                Chairman of the Board, Director, and Vice
2002                     President, T. Rowe Price Group, Inc.; Chairman
[106]                    of the Board and Director, T. Rowe Price Global Asset
                         Management Limited, T. Rowe Price Global Investment
                         Services Limited, T. Rowe Price Investment Services,
                         Inc., T. Rowe Price Retirement Plan Services, Inc., and T. Rowe Price Services, Inc.; Chairman of the
                         Board, Director, President, and Trust Officer, T. Rowe
                         Price Trust Company; Director, T. Rowe Price
                         International, Inc.; Chairman of the Board,
                         International Funds

M. David Testa           Chief Investment Officer, Director, and Vice
(4/22/44)                President, T. Rowe Price; Vice Chairman of the Board,
1979                     Chief Investment Officer, Director, and Vice
[106]                    President, T. Rowe Price Group, Inc.; Director, T. Rowe
                         Price Global Asset Management Limited and T. Rowe
                         Price Global Investment Services Limited; Chairman of the Board and Director, T. Rowe Price International,
                         Inc.; Director and Vice President, T. Rowe Price Trust
                         Company; Vice President, International Funds

*Each inside director serves until retirement, resignation, or election of a successor.

Officers

Name (Date of Birth)
Title and Fund(s) Served                Principal Occupation(s)

Christopher D. Alderson (3/29/62)       Vice President, T. Rowe Price, T. Rowe
Vice President, International Funds     Price Group, Inc., and T. Rowe Price
                                        International, Inc.

Mark C.J. Bickford-Smith (4/30/62)      Vice President, T. Rowe Price Group,
Vice President, International Funds     Inc., and T. Rowe Price International,
                                        Inc.

Stephen V. Booth (6/21/61)              Vice President, T. Rowe Price, T. Rowe
Vice President, International Funds     Price Group, Inc., and T. Rowe Price
                                        Trust Company

Brian J. Brennan, CFA (7/14/64)         Vice President, T. Rowe Price, T. Rowe
Vice President, International Funds     Price Group, Inc., and T. Rowe Price
                                        Trust Company

Joseph A. Carrier (12/30/60)            Vice President, T. Rowe Price, T. Rowe
Treasurer, International Funds          Price Group, Inc., and T. Rowe Price
                                        Investment Services, Inc.

Unless otherwise noted, officers have been employees of T. Rowe Price or T. Rowe Price International for at least five years.

T. Rowe Price International Discovery Fund
--------------------------------------------------------------------------------
Certified Annual Report

Officers (continued)

Name (Date of Birth)
Title and Fund(s) Served                Principal Occupation(s)

Michael J. Conelius, CFA (6/16/64)      Vice President, T. Rowe Price, T. Rowe
Vice President, International Funds     Price Group, Inc., and T. Rowe Price
                                        International, Inc.

Ann B. Cranmer (3/23/47)                Vice President, T. Rowe Price Group,
Assistant Vice President,               Inc., and T. Rowe Price International,
International Funds                     Inc.; Vice President and Secretary,
                                        T. Rowe Price Global Asset Management
                                        Limited and T. Rowe Price Global
                                        Investment Services Limited

Julio A. Delgado, CFA (5/13/65)         Vice President, T. Rowe Price Group,
Vice President, International Funds     Inc., and T. Rowe Price International,
                                        Inc.

Frances Dydasco (5/8/66)                Vice President, T. Rowe Price Group,
Vice President, International Funds     Inc., and T. Rowe Price International,
                                        Inc.

Mark J.T. Edwards (10/27/57)            Vice President, T. Rowe Price Group,
Vice President, International Funds     Inc., and T. Rowe Price International,
                                        Inc.

Roger L. Fiery III, CPA (2/10/59)       Vice President, T. Rowe Price, T. Rowe
Vice President, International Funds     Price Group, Inc., T. Rowe Price
                                        International, Inc., and T. Rowe Price
                                        Trust Company

John R. Ford, CFA (11/25/57)            Vice President, T. Rowe Price and
President, International Funds          T. Rowe Price Group, Inc.; Chief
                                        Investment Officer, Director, and Vice
                                        President, T. Rowe Price International,
                                        Inc.

Gregory S. Golczewski  (1/15/66)        Vice President, T. Rowe Price and
Vice President, International Funds     T. Rowe Price Trust Company

M. Campbell Gunn (3/9/56)               Vice President, T. Rowe Price Global
Vice President, International Funds     Investment Services Limited, T. Rowe
                                        Price Group, Inc., and T. Rowe Price
                                        International, Inc.

Henry H. Hopkins (12/23/42)             Director and Vice President, T. Rowe
Vice President, International Funds     Price Group, Inc., T. Rowe Price
                                        Investment Services, Inc., T. Rowe
                                        Price Services, Inc., and T. Rowe Price
                                        Trust Company; Vice President, T. Rowe
                                        Price, T. Rowe Price International,
                                        Inc., and T. Rowe Price Retirement
                                        Plan Services, Inc.

Ian D. Kelson (8/16/56)                 Vice President, T. Rowe Price, T. Rowe
Vice President, International Funds     Price Group, Inc., and T. Rowe Price
                                        International, Inc.; formerly Head of
                                        Fixed Income, Morgan Grenfell/Deutsche
                                        Asset Management (to 2000)

Unless otherwise noted, officers have been employees of T. Rowe Price or T. Rowe Price International for at least five years.

T. Rowe Price International Discovery Fund
--------------------------------------------------------------------------------
Certified Annual Report

Officers (continued)

Name (Date of Birth)
Title and Fund(s) Served                Principal Occupation(s)

Patricia B. Lippert (1/12/53)           Assistant Vice President, T. Rowe Price
Secretary, International Funds          and T. Rowe Price Investment Services,
                                        Inc.

Raymond A. Mills, Ph.D., CFA (12/3/60)  Vice President, T. Rowe Price, T. Rowe
Vice President, International Funds     Price Group, Inc., and T. Rowe Price
                                        International, Inc.

George A. Murnaghan (5/1/56)            Vice President, T. Rowe Price, T. Rowe
Vice President, International Funds     Price Group, Inc., T. Rowe Price
                                        International, Inc., T. Rowe Price
                                        Investment Services, Inc., and T. Rowe
                                        Price Trust Company

Gonzalo Pangaro, CFA (11/27/68)         Vice President, T. Rowe Price Group,
Vice President, International Funds     Inc., and T. Rowe Price International,
                                        Inc.

D. James Prey III (11/26/59)            Vice President, T. Rowe Price and
Vice President, International Funds     T. Rowe Price Group, Inc.

Robert A. Revel-Chion (3/9/65)          Vice President, T. Rowe Price Group,
Vice President, International Funds     Inc., and T. Rowe Price International,
                                        Inc.

Christopher J. Rothery (5/26/63)        Vice President, T. Rowe Price Group,
Vice President, International Funds     Inc., and T. Rowe Price International,
                                        Inc.

James B.M. Seddon (6/17/64)             Vice President, T. Rowe Price Group,
Vice President, International Funds     Inc., and T. Rowe Price International,
                                        Inc.

Robert W. Smith (4/11/61)               Vice President, T. Rowe Price, T. Rowe
Vice President, International Funds     Price Group, Inc., and  T. Rowe Price
                                        International, Inc.

Benedict R.F. Thomas, CFA (8/27/64)     Vice President, T. Rowe Price Group,
Vice President, International Funds     Inc., and T. Rowe Price International,
                                        Inc.

Justin Thomson (1/14/68)                Vice President, T. Rowe Price Group,
Vice President, International Funds     Inc., and T. Rowe Price International,
                                        Inc.; formerly Portfolio Manager, G.T.
                                        Capital/Invesco (to 1998)

Julie L. Waples (6/12/70)               Vice President, T. Rowe Price
Vice President, International Funds

David J.L. Warren (4/14/57)             Vice President, T. Rowe Price and
Executive Vice President,               T. Rowe Price Group, Inc.; Chief
International Funds                     Executive Officer, Director, and
                                        President, T. Rowe Price International,
                                        Inc.; Director, T. Rowe Price Global
                                        Asset Management Limited and T. Rowe
                                        Price Global Investment Services Limited

Unless otherwise noted, officers have been employees of T. Rowe Price or T. Rowe Price International for at least five years.

T. Rowe Price International Discovery Fund
--------------------------------------------------------------------------------
Certified Annual Report

Officers (continued)

Name (Date of Birth)
Title and Fund(s) Served                Principal Occupation(s)

William F. Wendler II, CFA (3/14/62)    Vice President, T. Rowe Price, T. Rowe
Vice President, International Funds     Price Group, Inc., and T. Rowe Price
                                        International, Inc.

Richard T. Whitney, CFA (5/7/58)        Vice President, T. Rowe Price, T. Rowe
Vice President, International Funds     Price Group, Inc., T. Rowe Price
                                        International, Inc., and T. Rowe Price
                                        Trust Company

Edward A. Wiese, CFA (4/12/59)          Vice President, T. Rowe Price, T. Rowe
Vice President, International Funds     Price Group, Inc., and T. Rowe Price
                                        Trust Company; Chief Investment Officer,
                                        Director, and Vice President, T. Rowe
                                        Price Savings Bank

Unless otherwise noted, officers have been employees of T. Rowe Price or T. Rowe Price International for at least five years.


Item 2.  Code of Ethics.

As of the end of the period covered by this report, the registrant had adopted a code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. A copy of this code of ethics is filed as an exhibit to this Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the period covered by this report.

Item 3.  Audit Committee Financial Expert.

The registrant's Board of Directors/Trustees has determined that Mr. David K. Fagin qualifies as an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mr. Fagin is considered independent for purposes of Item 3 of Form N-CSR.

Item 4.  Principal Accountant Fees and Services.

Not required at this time.

Item 5.  Audit Committee of Listed Registrants.

Not applicable.

Item 6.  [Reserved]

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.  [Reserved]

Item 9. Controls and Procedures

(a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 10. Exhibits.

(a)(1) The registrant's code of ethics pursuant to Item 2 of Form N-CSR is attached.

(a)(2) Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b) A certification by the registrant's principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.


                                   SIGNATURES


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price International Funds, Inc.

By       /s/ James S. Riepe
         James S. Riepe
         Principal Executive Officer

Date     December 19, 2003


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By       /s/ James S. Riepe
         James S. Riepe
         Principal Executive Officer

Date     December 19, 2003


By       /s/ Joseph A. Carrier
         Joseph A. Carrier
         Principal Financial Officer

Date     December 19, 2003